SSgA Enhanced Small Cap Fund
FUND SUMMARY SSgA ENHANCED SMALL CAP FUND
INVESTMENT OBJECTIVE
SSgA Enhanced Small Cap Fund seeks to maximize total return through investment primarily in small capitalization equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred indirectly through its ownership in other investment companies, such as business development companies (“BDCs”). BDC expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by the Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations.

The expense information has been restated to reflect current fees.
Shareholder Fees (USD $)	SSgA Enhanced Small Cap Fund Institutional
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA Enhanced Small Cap Fund Institutional
Management Fee		0.45%
Distribution and Shareholder Service (12b-1) Fees		0.22%
Other Expenses		0.65%
Acquired Fund Fees and Expenses	[1]	0.14%
Total Annual Fund Operating Expenses		1.46%
Less Fee Waivers and/or Expense Reimbursements	[2]	(0.57%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.89%
[1]	“Acquired Fund Fees and Expenses” are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.
[2]	The fund's investment adviser is contractually obligated until December 31, 2014 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund's Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA Enhanced Small Cap Fund Institutional	91	406	743	1,697

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 57% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
SSgA Enhanced Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of small capitalization companies. A small capitalization company is a company with a market capitalization no larger than the company with the largest capitalization contained in the Russell 2000® Index. The equity securities invested in by the fund are comprised primarily of common stocks, and may include IPOs.

To manage the fund’s portfolio, the fund’s adviser employs a proprietary quantitative multi-factor stock-selection model to select securities that maintain similar sector and industry weightings as the fund’s benchmark, while controlling risk exposure of the fund relative to the fund’s benchmark. The securities selected by the model include a core portfolio drawn from securities in the fund’s benchmark and intended to reflect the risk characteristics of the fund’s benchmark, and certain additional securities of small capitalization companies identified by the model in order to overweight or underweight certain securities, industries and sectors represented in the fund’s benchmark. The model evaluates the relative attractiveness of securities of small capitalization companies based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and share price momentum) to past performance and then rank the securities in the order of their attractiveness as fund investments. The model determines the specific securities that the fund invests in, the quantity of a security held by the fund and whether to overweight or underweight certain securities, industries or sectors relative to the benchmark based on an evaluation of a security’s relative return and risk attractiveness.

The fund’s investment adviser periodically rebalances the fund’s portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The fund’s investment adviser regularly reexamines the model and may make updates or adjustments to the economic and financial factors considered.

From time to time, the adviser may make a qualitative judgment and deviate from the model for events and conditions that may not be quantifiable by the model.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.
PRINCIPAL RISKS
It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
  Risks Common to Funds Investing Principally in Equity Securities.
  Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.
  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all.
  Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.
  More Volatility than the Fund’s Benchmark. While presenting the opportunity for excess returns relative to the Russell 2000 Index, the fund's strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.
  Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger capitalized and/or more established companies because small-capitalization companies often have limited product lines and few managerial or financial resources and smaller market for their shares. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.
  Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than a fund that invests more broadly.
  Derivatives. The fund's investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.
Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.
PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1- and 5-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA Enhanced Small Cap Fund

Highest Quarterly Results (2006-2012)	Lowest Quarterly Results (2006-2012)	Year-to- Date Ended
June 30, 2009: 19.10%	December 31, 2008: (26.68)%	September 30, 2013: 25.70%

Average Annual Total Returns For the Periods Ending December 31, 2012:
Average Annual Total Returns SSgA Enhanced Small Cap Fund	1 Year		5 Years		Since Inception		Inception Date
Institutional	17.67%	[1]	3.57%	[1]	4.78%	[1],[2]	Mar. 22, 2005
Institutional Return After Taxes on Distributions	17.24%	[1]	3.39%	[1]	4.32%	[1],[2]	Mar. 22, 2005
Institutional Return After Taxes on Distributions and Sale of Fund Shares	11.47%	[1]	2.99%	[1]	3.97%	[1],[2]	Mar. 22, 2005
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	[1]	3.56%	[1]	5.51%	[1],[2]	Mar. 22, 2005
[1]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.
[2]	The Fund began operating on March 22, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).